Statement of Changes in Equity - ARS ($) $ in Thousands	Share Capital	Adjustment to Share Capital	Treasury Stock	Adjustment to Treasury Stock	Additional Paid in Capital	Cost Treasury Stock	Legal Reserve	Optional Reserve	Other Reserve	Other Comprehensive Loss	Accumulated Income	Total
Beginning balance at Dec. 31, 2015	$ 897,043	$ 17,220,537	$ 9,412	$ 70,591	$ 183,604	$ 0	$ 0	$ 0	$ 0	$ (157,296)	$ 4,177,739	$ 22,401,630
Ordinary and Extraordinary Shareholders' Meeting	0	0	0	0	0	0	152,766	367,058	0	0	(519,824)	0
Increase of Other reserve constitution - Share-bases compensation plan	0	0	0	0	0	0	0	0	32,833	0	0	32,833
Acquisition of own shares												0
Profit for the year	0	0	0	0	0	0	0	0	0	0	240,771	240,771
Other comprehensive results for the year	0	0	0	0	0	0	0	0	0	9,363	0	9,363
Ending balance at Dec. 31, 2016	897,043	17,220,537	9,412	70,591	183,604	0	152,766	367,058	32,833	(147,933)	3,898,686	22,684,597
Increase of Other reserve constitution - Share-bases compensation plan	0	0	0	0	0	0	0	0	13,484	0	0	13,484
Payment of Other reserve constitution - Share-bases compensation plan	1,618	3,860	(1,618)	(3,860)	46,317	0	0	0	(46,317)	0	0	0
Acquisition of own shares												0
Profit for the year	0	0	0	0	0	0	0	0	0	0	5,080,635	5,080,635
Other comprehensive results for the year	0	0	0	0	0	0	0	0	0	15,003	0	15,003
Ending balance at Dec. 31, 2017	898,661	17,224,397	7,794	66,731	229,921	0	152,766	367,058	0	(132,930)	8,979,321	27,793,719
Change of accounting standard - Adjustment by model of expected losses IFRS 9	0	0	0	0	0	0	0	0	0	0	(60,182)	(60,182)
Beginning balance	898,661	17,224,397	7,794	66,731	229,921	0	152,766	367,058	0	(132,930)	8,919,139	27,733,537
Increase of Other reserve constitution - Share-bases compensation plan	0	0	0	0	0	0	0	0	10,700	0	0	10,700
Payment of Other reserve constitution - Share-bases compensation plan	272	299	(272)	(299)	10,700	0	0	0	(10,700)	0	0	0
Acquisition of own shares	(15,591)	(159,119)	15,591	159,119	0	(1,068,784)	0	0	0	0	0	(1,068,784)
Profit for the year	0	0	0	0	0	0	0	0	0	0	4,297,466	4,297,466
Other comprehensive results for the year	0	0	0	0	0	0	0	0	0	(3,947)	0	(3,947)
Ending balance at Dec. 31, 2018	$ 883,342	$ 17,065,577	$ 23,113	$ 225,551	$ 240,621	$ (1,068,784)	$ 152,766	$ 367,058	$ 0	$ (136,877)	$ 13,216,605	$ 30,968,972